Note 5 - Property and Equipment (Details 1) - CAD	Nov. 30, 2016	Nov. 30, 2015
Property, Plant and Equipment [Line Items]
Cost	CAD 6,041,568	CAD 5,526,159
Accumulated amortization	4,151,930	3,766,721
Net book value	1,889,638	1,759,438
Laboratory Equipment Under Capital Lease [Member]
Property, Plant and Equipment [Line Items]
Cost	295,296	276,300
Accumulated amortization	238,672	155,203
Net book value	56,624	121,097
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	124,151	293,870
Accumulated amortization	117,506	214,525
Net book value	6,645	79,345
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Cost	129,860	124,151
Accumulated amortization	109,243	110,860
Net book value	20,617	13,291
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	3,933,693	129,860
Accumulated amortization	2,290,074	104,089
Net book value	1,643,619	25,771
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,205,810	3,483,398
Accumulated amortization	1,143,792	1,968,088
Net book value	62,018	1,515,310
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	276,300	1,142,122
Accumulated amortization	179,422	1,142,122
Net book value	96,878	0
Computer Equipment Under Capital Lease [Member]
Property, Plant and Equipment [Line Items]
Cost	76,458	76,458
Accumulated amortization	73,221	71,834
Net book value	CAD 3,237	CAD 4,624